INCOME TAXES - Unrecognized Tax Benefits - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Unrecognized tax benefits	$ 15,485	$ 15,485	$ 15,485	$ 0
Unrecognized tax benefits, if recognized, would affect the effective income tax rate	$ 15,485